Note 12 - Equity Compensation Plan	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.     Equity Compensation Plan

During 2007, the Company’s board of directors adopted an Equity Compensation Plan (“the Plan”), under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock and stock appreciation rights. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed 10% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. As of September 30, 2012, a total of 250,005 restricted shares had been granted under the Plan since the first grant in the first quarter of 2007. As of December 31, 2011 and September 30, 2012, all of these shares had vested.